Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 08, 2025
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001821769
Entity Address, Address Line One	3520 Challenger Street,
Entity Address, City or Town	Torrance,
Entity Address, Postal Zip Code	90503-1640
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Address, State or Province	CA
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Amendment Description	EXPLANATORY NOTE – On May 8, 2025, Navitas Semiconductor Corporation (the “Company”) appointed Cristiano Amoruso to its Board of Directors, as previously reported in the Current Report on Form 8-K filed by the Company on May 14, 2025. At that time the board had not yet determined the committees of the board on which Mr. Amoruso would serve. Accordingly, in accordance with Instruction 2 to Item 5.02 of Form 8-K, the Company is filing this amendment for the sole purpose of supplementing Item 5.02 of the initial Form 8-K to include Mr. Amoruso’s committee appointments. No other changes have been made to the information contained in the initial filing (including exhibits).